SCHEDULE OF ALLOCATION OF PURCHASE PRICE TO NET ASSETS (Details)	Jun. 30, 2024 USD ($)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Cash and cash equivalents	$ 103,818
Net proceeds from investment fund (PIPE)	2,237,213
Accounts payable and accrued expenses	(310,724)
Loans payable	(1,565,000)
Net assets	465,307
PIPE Convertible Notes payable assumed in Merger	4,650,000
Less: Original Issue Discount of 10%	(465,000)
PIPE Convertible Notes payable, net	4,185,000
Payment of closing costs and other expenses	(1,947,787)
Net proceeds from PIPE Convertible Notes payable assume in Merger	$ 2,237,213